Subsequent Events - Additional Information (Detail) ₨ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2019 INR (₨)	Jul. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Bid cost committed capital expenditure			₨ 38,110	$ 551
Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Bid cost committed capital expenditure	₨ 16,947	$ 245